Applicable laws and regulations - Schedule of non-accruing loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-accruing loans:
Interest that would be reversed if the loans had been classified as non-accruing loans	$ 1,173	$ 598
Securities at FVOCI - Corporate debt
Non-accruing loans:
Total non-accruing loans	$ 30,107	$ 10,593